JPMorgan Unconstrained Debt Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.1%
Aerospace & Defense — 0.2%
Boeing Co. (The)
5.04%, 5/1/2027	1,136	1,141
5.71%, 5/1/2040	415	409
3.85%, 11/1/2048	375	276
3.95%, 8/1/2059	435	316
Bombardier, Inc. (Canada) 7.88%, 4/15/2027 (a)	100	91
Leonardo SpA (Italy) 4.88%, 3/24/2025	150	171
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026 (a)	100	107
4.63%, 2/16/2026 (b)	110	118
		2,629
Airlines — 0.3%
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	715	628
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,766	1,729
Deutsche Lufthansa AG (Germany) 3.00%, 5/29/2026 (a)	300	298
International Consolidated Airlines Group SA (United Kingdom) 0.50%, 7/4/2023 (a)	100	104
		2,759
Auto Components — 0.6%
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	298	299
Adler Pelzer Holding GmbH (Germany) 4.13%, 4/1/2024 (a)	210	186
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	140	134
5.88%, 6/1/2029 (b)	410	411
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	300	285
5.00%, 10/1/2029	260	231
Clarios Global LP 8.50%, 5/15/2027 (b)	410	409
Dometic Group AB (Sweden) 3.00%, 9/13/2023 (a)	200	214
Faurecia SE (France)
3.13%, 6/15/2026 (a)	480	472
2.38%, 6/15/2027 (a)	100	90
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	470	430
Grupo Antolin-Irausa SA (Spain) 3.50%, 4/30/2028 (b)	168	132
IHO Verwaltungs GmbH (Germany) 3.88% (Cash), 5/15/2027 (a) (c) (d)	100	93
Lear Corp. 3.55%, 1/15/2052	435	303
Schaeffler AG (Germany)
2.75%, 10/12/2025 (a)	300	311
2.88%, 3/26/2027 (a)	330	333
TI Automotive Finance plc 3.75%, 4/15/2029 (a)	150	128
Valeo (France) 3.25%, 1/22/2024 (a)	500	543
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (a)	400	378
2.50%, 10/23/2027 (a)	300	272
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (a)	200	189
ZF North America Capital, Inc. (Germany) 2.75%, 4/27/2023 (a)	100	107
		5,950

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.4%
General Motors Co. 6.13%, 10/1/2025	122	129
Hyundai Capital America
1.30%, 1/8/2026 (b)	430	387
3.50%, 11/2/2026 (b)	2,180	2,100
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 11/15/2024 (a)	300	315
4.50%, 1/15/2026 (a)	250	243
Renault SA (France)
1.25%, 6/24/2025 (a)	200	196
2.00%, 9/28/2026 (a)	300	280
Stellantis NV 3.88%, 1/5/2026 (a)	160	179
Volvo Car AB (Sweden) 2.00%, 1/24/2025 (a)	300	311
		4,140
Banks — 6.2%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a) (e) (f) (g)	1,900	1,986
4.80%, 4/18/2026 (b)	800	803
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (b) (g)	1,200	1,001
Banco Bilbao Vizcaya Argentaria SA (Spain)
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (a) (e) (f) (g)	400	428
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (e) (f) (g)	2,600	2,777
Banco Santander SA (Spain)
(USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (a) (e) (f) (g)	400	410
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (e) (f) (g)	1,000	879
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (e) (f) (g)	1,343	1,340
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (e) (f) (g)	343	348
(SOFR + 1.05%), 2.55%, 2/4/2028 (g)	1,800	1,680
(SOFR + 1.32%), 2.69%, 4/22/2032 (g)	1,180	1,028
(SOFR + 1.22%), 2.30%, 7/21/2032 (g)	1,390	1,168
(SOFR + 1.21%), 2.57%, 10/20/2032 (g)	2,700	2,316
(SOFR + 1.93%), 2.68%, 6/19/2041 (g)	740	570
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (g)	430	406
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (g)	2,100	1,689
Barclays plc (United Kingdom) (U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (a) (e) (f) (g)	200	249
CaixaBank SA (Spain)
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (e) (f) (g)	800	882
(EUR Swap Annual 5 Year + 6.35%), 5.87%, 10/9/2027 (a) (e) (f) (g)	400	419
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (g)	177	170
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (g)	550	496
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	2,521	2,250
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (g)	1,225	1,205
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (g)	830	799
(SOFR + 3.91%), 4.41%, 3/31/2031 (g)	2,260	2,233

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (g)	700	741
Commonwealth Bank of Australia (Australia) 3.78%, 3/14/2032 (b)	440	398
Cooperatieve Rabobank UA (Netherlands)
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a) (e) (f) (g)	800	823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (g)	1,720	1,669
Credit Agricole SA (France)
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b) (e) (f) (g)	3,185	3,424
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (g)	302	269
Fifth Third Bancorp (SOFR + 1.66%), 4.34%, 4/25/2033 (g)	447	442
HSBC Holdings plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (e) (f) (g)	531	536
(SOFR + 1.54%), 1.64%, 4/18/2026 (g)	300	279
(SOFR + 1.73%), 2.01%, 9/22/2028 (g)	2,575	2,255
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (a) (e) (f) (g)	600	597
ING Groep NV (Netherlands)
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (e) (f) (g)	465	464
(SOFR + 1.64%), 3.87%, 3/28/2026 (g)	1,100	1,092
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (e) (f) (g)	1,030	822
(SOFR + 2.07%), 4.25%, 3/28/2033 (g)	200	191
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 5.86%), 6.25%, 5/16/2024 (a) (e) (f) (g)	400	438
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (e) (f) (g)	1,676	1,888
(EUR Swap Annual 5 Year + 5.85%), 5.50%, 3/1/2028 (a) (e) (f) (g)	250	246
(EUR Swap Annual 5 Year + 6.09%), 5.87%, 9/1/2031 (a) (e) (f) (g)	250	242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (b) (g)	200	164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (g)	410	308
KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (a) (e) (f) (g)	200	214
Lloyds Banking Group plc (United Kingdom) (EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (a) (e) (f) (g)	866	927
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (g)	360	361
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (e) (f) (g)	2,446	2,822
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (f) (g)	1,535	1,282
Santander UK Group Holdings plc (United Kingdom)
(BPSWS5 + 6.07%), 6.75%, 6/24/2024 (a) (e) (f) (g)	200	254
(SOFR + 0.99%), 1.67%, 6/14/2027 (g)	1,400	1,252
Societe Generale SA (France)
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (b) (e) (f) (g)	1,385	1,438
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (e) (f) (g)	1,881	1,641
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (g)	490	406
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (g)	593	505
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (b) (e) (f) (g)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (b) (g)	1,280	1,264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (g)	1,210	1,181
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (e) (f) (g)	600	537

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
UniCredit SpA (Italy)
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (e) (f) (g)	900	985
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (g)	720	636
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (a) (e) (f) (g)	200	175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (g)	680	561
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (g)	1,420	1,307
(SOFR + 1.51%), 3.53%, 3/24/2028 (g)	1,410	1,371
(SOFR + 1.26%), 2.57%, 2/11/2031 (g)	420	373
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (g)	250	245
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (g)	360	337
		65,095
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	655	653
Anheuser-Busch InBev SA/NV (Belgium) 3.70%, 4/2/2040 (a)	600	670
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	1,251	1,163
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	1,120	1,095
4.05%, 4/15/2032	1,000	959
Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026 (a)	230	249
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	50	39
		4,828
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	925	869
4.70%, 5/14/2045	417	414
4.25%, 11/21/2049	585	548
Biogen, Inc. 2.25%, 5/1/2030	285	241
Grifols Escrow Issuer SA (Spain) 3.88%, 10/15/2028 (b)	130	126
Grifols SA (Spain)
1.63%, 2/15/2025 (a)	100	102
2.25%, 11/15/2027 (a)	610	592
		2,892
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	745	719
JELD-WEN, Inc. 6.25%, 5/15/2025 (b)	175	176
Standard Industries, Inc.
2.25%, 11/21/2026 (a)	250	231
4.75%, 1/15/2028 (b)	140	132
		1,258
Capital Markets — 3.5%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (e) (f) (g)	740	669
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (f) (g)	1,030	821

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	170	124
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (b) (e) (f) (g)	2,130	2,138
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (b) (e) (f) (g)	480	443
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (b) (e) (f) (g)	780	672
4.28%, 1/9/2028 (b)	2,840	2,732
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (g)	1,165	1,135
(SOFR + 2.26%), 3.74%, 1/7/2033 (g)	1,505	1,230
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (f) (g)	1,488	1,260
3.85%, 1/26/2027	2,329	2,309
(SOFR + 1.11%), 2.64%, 2/24/2028 (g)	1,270	1,184
(SOFR + 1.28%), 2.62%, 4/22/2032 (g)	410	353
(SOFR + 1.26%), 2.65%, 10/21/2032 (g)	1,525	1,307
(SOFR + 1.41%), 3.10%, 2/24/2033 (g)	2,540	2,257
Huarong Finance 2017 Co. Ltd. (China)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022 (a) (e) (f) (g)	730	728
4.25%, 11/7/2027 (a)	880	816
Huarong Finance 2019 Co. Ltd. (China)
(ICE LIBOR USD 3 Month + 1.13%), 2.63%, 2/24/2023 (a) (g)	520	513
3.75%, 5/29/2024 (a)	520	506
Morgan Stanley
(SOFR + 0.95%), 1.73%, 2/18/2026 (g)	790	780
3.63%, 1/20/2027	2,000	1,978
(SOFR + 0.88%), 1.59%, 5/4/2027 (g)	2,660	2,421
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (g)	2,210	2,145
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (g)	530	517
(SOFR + 1.14%), 2.70%, 1/22/2031 (g)	1,560	1,399
(SOFR + 1.20%), 2.51%, 10/20/2032 (g)	340	292
UBS AG (Switzerland) 5.13%, 5/15/2024 (a)	2,615	2,654
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (e) (f) (g)	1,600	1,656
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (a) (e) (f) (g)	830	848
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026 (a) (e) (f) (g)	1,000	954
		36,841
Chemicals — 0.6%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (a)	1,180	997
Ashland Services BV 2.00%, 1/30/2028 (a)	100	97
CF Industries, Inc.
4.50%, 12/1/2026 (b)	835	848
4.95%, 6/1/2043	653	630
Chemours Co. (The) 4.00%, 5/15/2026	100	101
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	276	247
Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029 (b)	138	112
INEOS Finance plc (Luxembourg)
2.13%, 11/15/2025 (a)	300	306

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
2.88%, 5/1/2026 (a)	200	198
INEOS Quattro Finance 2 plc (United Kingdom) 2.50%, 1/15/2026 (a)	200	198
INEOS Styrolution Group GmbH (United Kingdom) 2.25%, 1/16/2027 (a)	100	94
Lune Holdings SARL (France) 5.63%, 11/15/2028 (b)	244	235
Monitchem HoldCo 3 SA (Luxembourg) 5.25%, 3/15/2025 (a)	180	186
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (b)	13	13
OCP SA (Morocco) 6.88%, 4/25/2044 (a)	390	359
Rain CII Carbon LLC 7.25%, 4/1/2025 (b)	154	148
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	565	507
4.38%, 2/1/2032	180	149
Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (e) (f) (g)	100	110
Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (a) (e) (f) (g)	500	493
Synthomer plc (United Kingdom) 3.88%, 7/1/2025 (a)	100	106
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)	50	48
		6,182
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	1,545	1,325
Brink's Co. (The) 4.63%, 10/15/2027 (b)	275	260
Elis SA (France) 2.88%, 2/15/2026 (a)	500	524
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (b)	200	180
Paprec Holding SA (France) 3.50%, 7/1/2028 (b)	164	163
Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025 (a)	100	97
SPIE SA (France) 2.63%, 6/18/2026 (a)	400	411
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026 (a)	246	255
Techem Verwaltungsgesellschaft 675 mbH (Germany) 2.00%, 7/15/2025 (a)	200	200
Verisure Holding AB (Sweden)
3.88%, 7/15/2026 (a)	200	200
3.25%, 2/15/2027 (a)	350	332
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (a)	150	135
5.25%, 2/15/2029 (b)	119	107
		4,189
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (b)	875	855
8.25%, 3/1/2027 (b)	30	27
		882
Construction & Engineering — 0.1%
Heathrow Funding Ltd. (United Kingdom) 5.88%, 5/13/2041 (a)	500	745
Construction Materials — 0.2%
Cemex SAB de CV (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (e) (f) (g)	1,054	966
3.88%, 7/11/2031 (b)	1,038	870
		1,836

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	510	478
1.75%, 1/30/2026	1,030	920
2.45%, 10/29/2026	400	358
3.00%, 10/29/2028	1,265	1,110
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (f) (g)	391	332
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	1,995	1,950
2.13%, 2/21/2026 (b)	100	89
4.25%, 4/15/2026 (b)	680	651
4.38%, 5/1/2026 (b)	460	443
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (f) (g)	1,728	1,477
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	310	330
2.75%, 6/14/2024	100	120
4.06%, 11/1/2024	400	392
3.25%, 9/15/2025	100	105
2.33%, 11/25/2025	400	406
4.39%, 1/8/2026	920	890
4.27%, 1/9/2027	1,566	1,503
4.95%, 5/28/2027	760	756
3.63%, 6/17/2031	914	790
General Motors Financial Co., Inc. 2.75%, 6/20/2025	224	216
OneMain Finance Corp. 4.00%, 9/15/2030	20	17
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (e) (f) (g)	100	106
(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (a) (e) (f) (g)	100	104
		13,543
Containers & Packaging — 0.4%
ARD Finance SA (Luxembourg) 5.00% (Cash), 6/30/2027 (a) (c) (d)	100	85
Ardagh Metal Packaging Finance USA LLC 2.00%, 9/1/2028 (a)	250	230
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (a)	380	357
5.25%, 8/15/2027 (b)	495	413
Ball Corp.
0.88%, 3/15/2024	300	310
1.50%, 3/15/2027	180	174
Berry Global, Inc. 1.00%, 1/15/2025 (a)	300	306
Crown European Holdings SA 3.38%, 5/15/2025 (a)	440	474
Guala Closures SpA (Italy) 3.25%, 6/15/2028 (a)	250	226
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (b)	120	119
OI European Group BV 3.13%, 11/15/2024 (a)	180	189
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	485	478
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	195	176
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (a)	350	281

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Silgan Holdings, Inc. 3.25%, 3/15/2025	180	189
Titan Holdings II BV (Netherlands) 5.13%, 7/15/2029 (a)	150	140
Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026 (a) (h)	300	310
		4,457
Distributors — 0.0% ^
Parts Europe SA (France) 6.50%, 7/16/2025 (a)	100	110
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027 (b)	168	182
Service Corp. International 3.38%, 8/15/2030	90	79
		261
Diversified Financial Services — 0.2%
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (b)	2,150	2,143
Motion Finco SARL (United Kingdom) 7.00%, 5/15/2025 (a)	150	163
Paysafe Finance plc 3.00%, 6/15/2029 (b)	169	151
Sabre GLBL, Inc. 7.38%, 9/1/2025 (b)	33	33
		2,490
Diversified Telecommunication Services — 1.9%
Altice France Holding SA (Luxembourg) 8.00%, 5/15/2027 (a)	221	222
Altice France SA (France)
2.13%, 2/15/2025 (a)	400	395
3.38%, 1/15/2028 (a)	100	90
AT&T, Inc.
2.55%, 12/1/2033	1,250	1,057
3.50%, 9/15/2053	860	693
3.55%, 9/15/2055	362	290
CCO Holdings LLC
5.13%, 5/1/2027 (b)	2,600	2,563
5.00%, 2/1/2028 (b)	2,405	2,330
5.38%, 6/1/2029 (b)	165	160
4.75%, 3/1/2030 (b)	330	304
4.25%, 2/1/2031 (b)	1,435	1,266
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025 (a)	300	322
1.88%, 6/26/2029	300	268
DKT Finance ApS (Denmark) 7.00%, 6/17/2023 (a)	150	159
eircom Finance DAC (Ireland)
3.50%, 5/15/2026 (a)	250	251
2.63%, 2/15/2027 (a)	200	189
Iliad Holding SASU (France) 5.63%, 10/15/2028 (b)	344	349
Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026 (a)	300	306
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (a)	175	158
Level 3 Financing, Inc. 4.25%, 7/1/2028 (b)	110	97
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (b)	100	100
4.00%, 9/18/2027 (a)	700	702

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc. 5.13%, 12/15/2026 (b)	1,025	948
Orange SA (France)
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (e) (f) (g)	400	425
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a) (e) (f) (g)	300	296
Sprint Capital Corp.
6.88%, 11/15/2028	1,195	1,352
8.75%, 3/15/2032	80	104
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	530	468
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	190	231
Telecom Italia SpA (Italy)
3.63%, 1/19/2024 (a)	100	109
2.88%, 1/28/2026 (a)	700	707
3.63%, 5/25/2026 (a)	200	211
2.38%, 10/12/2027 (a)	450	431
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047	700	659
Verizon Communications, Inc.
1.75%, 1/20/2031	1,320	1,094
2.36%, 3/15/2032	110	95
2.65%, 11/20/2040	250	193
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (a)	210	184
		19,778
Electric Utilities — 2.6%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (b)	939	714
ContourGlobal Power Holdings SA (Spain)
4.13%, 8/1/2025 (a)	100	103
2.75%, 1/1/2026 (a)	200	192
Duke Energy Progress LLC
3.40%, 4/1/2032	490	468
4.00%, 4/1/2052	160	151
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	540	454
EDP - Energias de Portugal SA (Portugal)
(EUR Swap Annual 5 Year + 4.29%), 4.50%, 4/30/2079 (a) (g)	1,100	1,205
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (g)	600	595
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (e) (f) (g)	300	313
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (a) (e) (f) (g)	300	310
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,688
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (g)	2,251	2,228
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	1,135	1,093
2.25%, 7/12/2031 (b)	316	261
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (a) (e) (f) (g)	1,800	1,771
Entergy Texas, Inc. 1.75%, 3/15/2031	385	319
Evergy, Inc. 2.90%, 9/15/2029	443	400
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	832	786
Iberdrola International BV (Spain) (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (a) (e) (f) (g)	1,700	1,818
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	1,855	1,669

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (b)	771	672
MidAmerican Energy Co. 4.25%, 5/1/2046	350	339
Naturgy Finance BV (Spain) (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022 (a) (e) (f) (g)	200	215
NRG Energy, Inc.
3.75%, 6/15/2024 (b)	990	982
3.38%, 2/15/2029 (b)	365	325
5.25%, 6/15/2029 (b)	140	137
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360	334
4.60%, 6/15/2043	250	200
4.00%, 12/1/2046	485	350
PacifiCorp 3.30%, 3/15/2051	493	404
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (a)	366	293
PG&E Corp. 5.00%, 7/1/2028	760	718
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 3.66%, 3/30/2067 (g)	661	535
Southern California Edison Co.
Series 13-A, 3.90%, 3/15/2043	214	181
3.65%, 2/1/2050	484	387
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2022 ‡ (i)	2,500	4
Union Electric Co. 3.90%, 4/1/2052	260	238
Vistra Operations Co. LLC
3.55%, 7/15/2024 (b)	688	675
3.70%, 1/30/2027 (b)	1,730	1,629
4.38%, 5/1/2029 (b)	302	282
4.30%, 7/15/2029 (b)	1,550	1,450
		26,888
Electrical Equipment — 0.0% ^
Orano SA (France)
3.13%, 3/20/2023 (a)	100	108
3.38%, 4/23/2026 (a)	300	318
		426
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (a)	180	179
II-VI, Inc. 5.00%, 12/15/2029 (b)	631	592
Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)	680	608
		1,379
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (b)	854	724
Saipem Finance International BV (Italy)
3.75%, 9/8/2023 (a)	200	211
2.63%, 1/7/2025 (a)	100	99
Vallourec SA (France) 8.50%, 6/30/2026 (a)	300	324
		1,358
Entertainment — 0.6%
Banijay Entertainment SASU (France) 3.50%, 3/1/2025 (a)	280	291

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (b)	110	114
4.75%, 10/15/2027 (b)	230	220
Magallanes, Inc.
4.28%, 3/15/2032 (b)	942	880
5.14%, 3/15/2052 (b)	250	224
Netflix, Inc.
4.88%, 4/15/2028	1,125	1,115
3.88%, 11/15/2029 (a)	100	103
5.38%, 11/15/2029 (b)	1,351	1,361
3.63%, 6/15/2030 (a)	250	254
4.88%, 6/15/2030 (b)	415	408
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	460	459
3.55%, 4/14/2025	180	179
3.70%, 4/14/2027	660	652
4.00%, 4/14/2032	200	192
WMG Acquisition Corp.
2.75%, 7/15/2028 (a)	100	98
3.00%, 2/15/2031 (b)	140	120
2.25%, 8/15/2031 (b)	110	97
		6,767
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	300	237
American Tower Corp.
3.60%, 1/15/2028	1,695	1,613
2.10%, 6/15/2030	1,605	1,319
Crown Castle International Corp. 3.30%, 7/1/2030	75	68
Iron Mountain, Inc. 5.25%, 3/15/2028 (b)	300	292
Kilroy Realty LP 2.50%, 11/15/2032	936	756
Regency Centers LP 2.95%, 9/15/2029	320	288
RHP Hotel Properties LP 4.50%, 2/15/2029 (b)	100	93
SBA Communications Corp. 3.13%, 2/1/2029	100	89
VICI Properties LP
3.75%, 2/15/2027 (b)	90	84
4.50%, 1/15/2028 (b)	90	84
Welltower, Inc. 3.85%, 6/15/2032	410	389
WP Carey, Inc.
2.40%, 2/1/2031	180	151
2.25%, 4/1/2033	790	629
		6,092
Food & Staples Retailing — 0.3%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (b)	300	292
Casino Guichard Perrachon SA (France)
4.50%, 3/7/2024 (a) (h)	400	384
3.58%, 2/7/2025 (a) (h)	200	181

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — continued
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025 (a)	400	422
Quatrim SASU (France) 5.88%, 1/15/2024 (a)	100	106
Rite Aid Corp.
7.50%, 7/1/2025 (b)	343	289
8.00%, 11/15/2026 (b)	806	668
US Foods, Inc. 4.75%, 2/15/2029 (b)	700	657
		2,999
Food Products — 0.2%
Darling Global Finance BV 3.63%, 5/15/2026 (a)	130	137
Kraft Heinz Foods Co. 2.25%, 5/25/2028 (a)	200	208
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (b)	80	79
4.13%, 1/31/2030 (b)	315	292
Post Holdings, Inc.
5.63%, 1/15/2028 (b)	300	297
5.50%, 12/15/2029 (b)	600	571
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (a)	300	228
		1,812
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
2.63%, 11/1/2025 (a)	300	316
3.88%, 7/15/2028 (a)	100	102
Hologic, Inc. 3.25%, 2/15/2029 (b)	120	108
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	171
		697
Health Care Providers & Services — 1.1%
Centene Corp. 4.25%, 12/15/2027	170	169
Community Health Systems, Inc.
8.00%, 3/15/2026 (b)	65	65
5.63%, 3/15/2027 (b)	110	103
5.25%, 5/15/2030 (b)	165	142
4.75%, 2/15/2031 (b)	150	121
CVS Health Corp. 2.70%, 8/21/2040	690	523
DaVita, Inc. 4.63%, 6/1/2030 (b)	385	334
Encompass Health Corp.
4.50%, 2/1/2028	385	358
4.63%, 4/1/2031	535	474
HCA, Inc.
5.38%, 9/1/2026	185	193
4.50%, 2/15/2027	3,820	3,857
5.63%, 9/1/2028	1,240	1,300
4.13%, 6/15/2029	1,570	1,521
3.50%, 9/1/2030	1,530	1,395
3.50%, 7/15/2051	480	359
Kedrion SpA (Italy) 3.38%, 5/15/2026 (b)	106	108

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Tenet Healthcare Corp.
4.63%, 7/15/2024	50	50
4.88%, 1/1/2026 (b)	110	110
5.13%, 11/1/2027 (b)	220	218
4.63%, 6/15/2028 (b)	300	289
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	353	299
		11,988
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026 (a)	300	300
5.00%, 10/15/2026 (b)	545	543
2.25%, 1/15/2028 (a)	300	290
		1,133
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (b)	395	348
Accor SA (France) 3.00%, 2/4/2026 (a) (h)	100	104
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	360	335
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (b)	330	336
Carnival Corp.
1.88%, 11/7/2022	110	117
10.13%, 2/1/2026 (a)	300	345
6.00%, 5/1/2029 (b)	315	266
Cedar Fair LP 6.50%, 10/1/2028	620	611
Cirsa Finance International SARL (Spain)
6.25%, 12/20/2023 (a)	187	199
4.75%, 5/22/2025 (a)	250	255
CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025 (a)	200	239
eDreams ODIGEO SA (Spain) 5.50%, 7/15/2027 (b)	183	178
Gamma Bidco SpA (Italy) 5.13%, 7/15/2025 (a)	300	309
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (a)	970	899
International Game Technology plc
3.50%, 6/15/2026 (a)	250	262
2.38%, 4/15/2028 (a)	160	150
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (b)	40	41
MGM Resorts International 5.50%, 4/15/2027	60	58
Pinnacle Bidco plc (United Kingdom) 5.50%, 2/15/2025 (a)	200	204
Punch Finance plc (United Kingdom) 6.13%, 6/30/2026 (a)	200	231
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (b)	48	52
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (b)	370	360
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)	90	93
Vail Resorts, Inc. 6.25%, 5/15/2025 (b)	140	144
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)	250	222
		6,358
Household Durables — 0.0% ^
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (b)	220	225
Newell Brands, Inc. 5.75%, 4/1/2046 (h)	80	72

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
Nobel Bidco BV (Netherlands)
3.13%, 6/15/2028 (b)	100	85
3.13%, 6/15/2028 (a)	150	127
		509
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	80	76
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	620	547
4.38%, 3/31/2029 (b)	40	34
Spectrum Brands, Inc.
4.00%, 10/1/2026 (a)	100	105
5.50%, 7/15/2030 (b)	754	697
		1,459
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
3.30%, 7/15/2025 (b)	497	484
3.95%, 7/15/2030 (b)	768	712
Alexander Funding Trust 1.84%, 11/15/2023 (b)	380	366
Calpine Corp. 5.25%, 6/1/2026 (b)	98	96
Constellation Energy Generation LLC 5.60%, 6/15/2042	770	755
		2,413
Industrial Conglomerates — 0.2%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	531	524
General Electric Co. 4.13%, 9/19/2035 (a)	900	1,070
		1,594
Insurance — 0.5%
Assicurazioni Generali SpA (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (g)	400	457
Cloverie plc for Zurich Insurance Co., Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (g)	1,770	1,805
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,377
9.25%, 4/8/2038 (b)	380	460
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	620	592
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (g)	200	196
		4,887
Interactive Media & Services — 0.0% ^
TripAdvisor, Inc. 7.00%, 7/15/2025 (b)	203	210
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060	350	253
ANGI Group LLC 3.88%, 8/15/2028 (b)	330	276
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (b)	340	338
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (b)	225	191
		1,058

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.5%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (b)	337	319
Cogent Communications Group, Inc. 4.38%, 6/30/2024 (a)	120	127
Conduent Business Services LLC 6.00%, 11/1/2029 (b)	155	137
Fiserv, Inc. 1.63%, 7/1/2030	1,500	1,453
Gartner, Inc.
4.50%, 7/1/2028 (b)	100	97
3.75%, 10/1/2030 (b)	445	413
Global Payments, Inc.
2.90%, 5/15/2030	400	350
2.90%, 11/15/2031	1,010	860
Nexi SpA (Italy) 1.63%, 4/30/2026 (a)	250	246
Presidio Holdings, Inc. 4.88%, 2/1/2027 (b)	201	196
VeriSign, Inc. 2.70%, 6/15/2031	870	726
		4,924
Leisure Products — 0.1%
Mattel, Inc. 3.75%, 4/1/2029 (b)	85	82
Vista Outdoor, Inc. 4.50%, 3/15/2029 (b)	640	550
		632
Life Sciences Tools & Services — 0.2%
Danaher Corp. 2.80%, 12/10/2051	2,205	1,658
Machinery — 0.1%
Renk AG (Germany) 5.75%, 7/15/2025 (a)	300	306
TK Elevator Holdco GmbH (Germany) 6.63%, 7/15/2028 (a)	90	86
TK Elevator Midco GmbH (Germany) 4.38%, 7/15/2027 (a)	330	327
Wabash National Corp. 4.50%, 10/15/2028 (b)	640	522
		1,241
Marine — 0.0% ^
Hapag-Lloyd AG (Germany) 2.50%, 4/15/2028 (a)	150	151
Media — 0.9%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025 (a)	300	303
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (a)	150	134
Bertelsmann SE & Co. KGaA (Germany) (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (a) (g)	100	107
Charter Communications Operating LLC
2.80%, 4/1/2031	410	343
2.30%, 2/1/2032	764	604
3.50%, 6/1/2041	430	322
5.38%, 5/1/2047	958	879
3.70%, 4/1/2051	2,082	1,508
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	160	147
7.75%, 4/15/2028 (b)	405	340
7.50%, 6/1/2029 (b)	345	279
Comcast Corp. 2.99%, 11/1/2063 (b)	764	552
CSC Holdings LLC 5.38%, 2/1/2028 (b)	200	190

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Discovery Communications LLC
3.63%, 5/15/2030	100	92
4.65%, 5/15/2050	450	379
DISH DBS Corp.
5.88%, 11/15/2024	160	147
5.25%, 12/1/2026 (b)	695	588
5.75%, 12/1/2028 (b)	140	114
Gannett Holdings LLC 6.00%, 11/1/2026 (b)	75	68
GCI LLC 4.75%, 10/15/2028 (b)	310	280
iHeartCommunications, Inc.
6.38%, 5/1/2026	160	158
5.25%, 8/15/2027 (b)	300	282
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (b)	225	205
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (b)	60	54
5.38%, 1/15/2031 (b)	40	35
SES SA (Luxembourg) (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (a) (e) (f) (g)	100	97
Stagwell Global LLC 5.63%, 8/15/2029 (b)	34	31
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027 (a)	90	91
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026 (a)	380	395
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028 (a)	300	304
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (a)	100	111
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (a)	370	321
		9,460
Metals & Mining — 1.0%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (b)	500	503
Arconic Corp. 6.13%, 2/15/2028 (b)	595	583
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (b)	600	557
Constellium SE 4.25%, 2/15/2026 (a)	100	104
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	90	87
4.25%, 3/1/2030	387	365
5.40%, 11/14/2034	2,321	2,362
5.45%, 3/15/2043	180	177
Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027 (a)	356	364
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	1,310	1,108
2.63%, 9/23/2031 (b)	783	657
Indonesia Asahan Aluminium Persero PT (Indonesia) 5.45%, 5/15/2030 (b)	830	840
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (a)	1,120	1,089
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	200	189
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	395	302
thyssenkrupp AG (Germany)
1.88%, 3/6/2023 (a)	130	138
2.88%, 2/22/2024 (a)	100	107

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
United States Steel Corp. 6.88%, 3/1/2029	140	140
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	1,435	1,338
		11,010
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2	2
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (b)	584	582
CenterPoint Energy, Inc. 2.95%, 3/1/2030	1,015	920
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (g)	518	486
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	164
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	391
		2,545
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	60	60
5.75%, 1/15/2028 (b)	380	380
Antero Resources Corp. 8.38%, 7/15/2026 (b)	25	27
BP Capital Markets America, Inc. 2.72%, 1/12/2032	740	666
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (g)	1,192	1,161
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a) (e) (f) (g)	1,600	1,666
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (g)	1,716	1,605
California Resources Corp. 7.13%, 2/1/2026 (b)	34	35
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	1,374	1,416
Cheniere Energy Partners LP 3.25%, 1/31/2032 (b)	75	66
Chesapeake Energy Corp. 6.75%, 4/15/2029 (b)	610	643
Chevron USA, Inc. 2.34%, 8/12/2050	200	145
Comstock Resources, Inc. 6.75%, 3/1/2029 (b)	515	514
Diamondback Energy, Inc. 3.13%, 3/24/2031	1,185	1,075
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	635
7.38%, 9/18/2043	550	518
Energean Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (a)	312	295
5.38%, 3/30/2028 (a)	1,375	1,273
Energy Transfer LP 5.35%, 5/15/2045	710	650
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	910	907
Exxon Mobil Corp. 3.00%, 8/16/2039	670	574
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	280	265
Greenko Dutch BV (India) 3.85%, 3/29/2026 (b)	1,161	1,057
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (b)	813	731
Hess Midstream Operations LP 5.13%, 6/15/2028 (b)	165	163
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (a)	998	844
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (a)	372	370
6.50%, 6/30/2027 (a)	863	854
6.75%, 6/30/2030 (a)	232	229

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
MPLX LP 4.50%, 4/15/2038	1,025	950
NGL Energy Operating LLC 7.50%, 2/1/2026 (b)	19	18
Occidental Petroleum Corp. 8.88%, 7/15/2030	80	100
Petroleos Mexicanos (Mexico) 6.75%, 9/21/2047	4,325	3,100
Repsol International Finance BV (Spain)
(EUR Swap Annual 5 Year + 4.41%), 4.25%, 9/11/2028 (a) (e) (f) (g)	100	101
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (g)	390	425
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	1,950	1,943
SM Energy Co. 6.63%, 1/15/2027	40	40
Southwestern Energy Co. 5.38%, 3/15/2030	90	91
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (b)	160	154
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (b)	330	340
6.00%, 9/1/2031 (b)	155	137
Targa Resources Partners LP 5.00%, 1/15/2028	760	744
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	249
Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (g)	810	779
UGI International LLC 2.50%, 12/1/2029 (b)	296	258
Williams Cos., Inc. (The) 2.60%, 3/15/2031	386	335
		28,588
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,229
WEPA Hygieneprodukte GmbH (Germany) 2.88%, 12/15/2027 (a)	180	154
		1,383
Personal Products — 0.2%
Coty, Inc.
3.88%, 4/15/2026 (a)	200	196
5.00%, 4/15/2026 (b)	145	139
4.75%, 1/15/2029 (b)	160	141
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	450	438
4.13%, 4/1/2029 (b)	665	604
Ontex Group NV (Belgium) 3.50%, 7/15/2026 (a)	200	185
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	215	206
		1,909
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	500	471
5.00%, 1/30/2028 (b)	120	77
6.25%, 2/15/2029 (b)	720	448
5.25%, 1/30/2030 (b)	190	111
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	425	399
Catalent Pharma Solutions, Inc. 2.38%, 3/1/2028 (a)	100	96
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027 (a)	300	300
Nidda BondCo GmbH (Germany)
5.00%, 9/30/2025 (a)	360	341

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
7.25%, 9/30/2025 (a)	100	99
Nidda Healthcare Holding GmbH (Germany) 3.50%, 9/30/2024 (a)	150	149
Organon & Co.
2.88%, 4/30/2028 (a)	300	296
4.13%, 4/30/2028 (b)	510	489
Rossini SARL (Italy) 6.75%, 10/30/2025 (a)	120	130
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	420	339
		3,745
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (b)	325	296
La Financiere Atalian SASU (France) 5.13%, 5/15/2025 (a)	375	351
		647
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (a)	1,072	643
7.25%, 4/8/2026 (a)	1,540	986
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028 (a)	540	486
		2,115
Road & Rail — 0.3%
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031	470	414
3.00%, 12/2/2041	220	181
3.10%, 12/2/2051	600	471
EC Finance plc (United Kingdom) 3.00%, 10/15/2026 (a)	250	251
Hertz Corp. (The) 4.63%, 12/1/2026 (b)	240	220
Kansas City Southern 3.50%, 5/1/2050	340	277
Loxam SAS (France)
3.25%, 1/14/2025 (a)	500	516
4.50%, 2/15/2027 (b)	171	173
Uber Technologies, Inc.
7.50%, 9/15/2027 (b)	80	83
4.50%, 8/15/2029 (b)	260	235
		2,821
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG (Austria) 6.00%, 7/31/2025 (a)	330	348
Entegris, Inc. 4.38%, 4/15/2028 (b)	140	131
Microchip Technology, Inc. 4.25%, 9/1/2025	497	494
NXP BV (China) 3.25%, 5/11/2041	1,140	879
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	358	340
		2,192
Software — 0.5%
CDK Global, Inc. 5.25%, 5/15/2029 (b)	265	265
NCR Corp.
5.75%, 9/1/2027 (b)	300	291
5.00%, 10/1/2028 (b)	880	829

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
6.13%, 9/1/2029 (b)	80	76
PTC, Inc. 4.00%, 2/15/2028 (b)	130	124
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	530	530
TeamSystem SpA (Italy) 3.50%, 2/15/2028 (a)	200	194
VMware, Inc.
4.70%, 5/15/2030	568	563
2.20%, 8/15/2031	2,485	2,018
		4,890
Specialty Retail — 0.4%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (b)	92	85
Constellation Automotive Financing plc (United Kingdom) 4.88%, 7/15/2027 (a)	200	204
Douglas GmbH (Germany)
6.00%, 4/8/2026 (b)	275	250
6.00%, 4/8/2026 (a)	250	227
Dufry One BV (Switzerland) 2.50%, 10/15/2024 (a)	100	102
eG Global Finance plc (United Kingdom)
3.63%, 2/7/2024 (a)	350	358
4.38%, 2/7/2025 (a)	100	101
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	120	88
Lowe's Cos., Inc. 3.75%, 4/1/2032	850	810
PetSmart, Inc.
4.75%, 2/15/2028 (b)	800	736
7.75%, 2/15/2029 (b)	300	282
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	235	209
SRS Distribution, Inc. 4.63%, 7/1/2028 (b)	105	97
Staples, Inc. 7.50%, 4/15/2026 (b)	360	332
		3,881
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.65%, 2/8/2051	560	433
Dell International LLC
6.02%, 6/15/2026	1,590	1,679
4.90%, 10/1/2026	120	122
5.30%, 10/1/2029	221	225
		2,459
Textiles, Apparel & Luxury Goods — 0.0% ^
BK LC Lux Finco1 SARL (Germany) 5.25%, 4/30/2029 (a)	200	188
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
5.70%, 10/22/2023 (b)	870	890
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (g)	300	270
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (g)	1,060	888
Nationwide Building Society (United Kingdom) (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (a) (e) (f) (g)	200	244
		2,292

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88%, 8/15/2026	230	205
3.25%, 10/1/2029	1,170	1,025
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	170	170
Imola Merger Corp. 4.75%, 5/15/2029 (b)	130	122
United Rentals North America, Inc. 3.88%, 2/15/2031	140	127
WESCO Distribution, Inc. 7.13%, 6/15/2025 (b)	300	312
		1,961
Transportation Infrastructure — 0.2%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (e) (f) (g)	300	296
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (a) (e) (f) (g)	200	181
Atlantia SpA (Italy)
1.63%, 2/3/2025 (a)	410	417
1.88%, 7/13/2027 (a)	100	96
1.88%, 2/12/2028 (a)	200	188
Autostrade per l'Italia SpA (Italy)
1.63%, 6/12/2023	100	107
1.88%, 11/4/2025 (a)	800	807
1.75%, 6/26/2026 (a)	170	168
2.00%, 12/4/2028 (a)	350	327
		2,587
Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	120	118
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (a)	270	267
PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026 (a)	350	352
Sprint Corp. 7.63%, 2/15/2025	70	76
Telefonica Europe BV (Spain)
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (a) (e) (f) (g)	100	107
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a) (e) (f) (g)	200	215
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (a) (e) (f) (g)	700	783
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (e) (f) (g)	200	209
T-Mobile USA, Inc.
2.55%, 2/15/2031	610	530
2.25%, 11/15/2031	246	204
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	578	557
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (g)	240	250
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a) (g)	500	536
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (a) (g)	100	91
		4,295
Total Corporate Bonds (Cost $406,719)		358,466

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 24.1%
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	751	745
Series 2019-2, Class C, 5.24%, 10/21/2024 (b)	1,500	1,500
Series 2021-1, Class C, 2.08%, 12/20/2024 (b)	410	400
Series 2021-1, Class D, 5.25%, 3/22/2027 (b)	1,109	1,067
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (b)	261	245
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (b)	347	322
Series 2021-1H, Class C, 2.35%, 10/20/2040 ‡ (b)	1,520	1,404
Affirm Asset Securitization Trust Series 2021-A, Class E, 5.65%, 8/15/2025 ‡ (b)	2,000	1,924
American Credit Acceptance Receivables Trust
Series 2019-1, Class E, 4.84%, 4/14/2025 (b)	2,400	2,425
Series 2020-4, Class E, 3.65%, 12/14/2026 (b)	4,492	4,390
Series 2021-2, Class C, 0.97%, 7/13/2027 (b)	6,053	5,902
Series 2021-2, Class D, 1.34%, 7/13/2027 (b)	4,800	4,560
Series 2021-2, Class E, 2.54%, 7/13/2027 (b)	2,800	2,651
Series 2021-3, Class D, 1.34%, 11/15/2027 (b)	1,584	1,488
Series 2021-3, Class E, 2.56%, 11/15/2027 (b)	2,375	2,217
Series 2021-4, Class E, 3.12%, 2/14/2028 (b)	1,700	1,594
Series 2022-1, Class E, 3.64%, 3/13/2028 (b)	2,063	1,902
Series 2021-3, Class F, 3.64%, 5/15/2028 (b)	1,114	1,039
Series 2022-1, Class F, 4.87%, 11/13/2028 (b)	828	789
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (b)	693	654
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 2.58%, 10/25/2034 ‡ (d)	143	145
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (b)	1,660	1,647
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	2,751	2,546
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 2.19%, 12/15/2038 (b) (d)	4,783	4,653
Series 2021-FL7, Class D, 3.62%, 12/15/2038 ‡ (b) (d)	4,000	3,838
Series 2021-FL7, Class E, 4.27%, 12/15/2038 ‡ (b) (d)	3,000	2,865
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (b)	918	779
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 ‡ (b)	423	410
Series 2018-AGS, Class C, 3.82%, 2/25/2044 ‡ (b)	57	52
Conn's Receivables Funding LLC
Series 2021-A, Class B, 2.87%, 5/15/2026 ‡ (b)	1,980	1,925
Series 2021-A, Class C, 4.59%, 5/15/2026 ‡ (b)	1,880	1,779
Consumer Loan Underlying Bond Credit Trust Series 2019-P2, Class C, 4.41%, 10/15/2026 ‡ (b)	1,490	1,486
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 2.13%, 12/25/2032 ‡ (d)	440	431
Series 2004-ECC2, Class M2, 1.98%, 12/25/2034 ‡ (d)	311	305
CPS Auto Receivables Trust
Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	312	313
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	2,497	2,413
CWABS, Inc. Trust
Series 2004-1, Class M2, 1.83%, 3/25/2034 ‡ (d)	85	84
Series 2004-5, Class M2, 2.01%, 7/25/2034 ‡ (d)	140	139

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (b)	780	778
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048 (b)	695	688
DT Auto Owner Trust
Series 2018-2A, Class E, 5.54%, 6/16/2025 (b)	890	895
Series 2019-2A, Class E, 4.46%, 5/15/2026 (b)	3,503	3,495
Series 2019-4A, Class E, 3.93%, 10/15/2026 (b)	2,460	2,417
Series 2021-3A, Class D, 1.31%, 5/17/2027 (b)	2,255	2,060
Series 2020-3A, Class E, 3.62%, 10/15/2027 (b)	2,500	2,438
Series 2022-1A, Class D, 3.40%, 12/15/2027 (b)	969	926
Series 2021-2A, Class E, 2.97%, 7/17/2028 (b)	5,105	4,737
Series 2021-3A, Class E, 2.65%, 9/15/2028 (b)	335	303
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	1,000	953
Encina Equipment Finance LLC Series 2021-1A, Class E, 4.36%, 3/15/2029 ‡ (b)	809	785
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024 (b)	944	948
Series 2018-3A, Class E, 5.43%, 8/15/2024 (b)	550	557
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	2,150	2,132
Series 2019-3A, Class E, 4.00%, 8/17/2026 (b)	810	804
Series 2020-1A, Class E, 3.74%, 1/15/2027 (b)	2,650	2,606
Series 2021-4A, Class E, 4.02%, 1/17/2028 (b)	2,960	2,670
Series 2021-2A, Class E, 2.90%, 7/17/2028 (b)	3,775	3,524
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	1,500	1,480
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 1.73%, 8/25/2034 ‡ (d)	—	—
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (b)	1,224	1,227
Series 2021-3, Class E, 3.32%, 12/15/2028 (b)	1,700	1,554
Freed ABS Trust Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (b)	1,460	1,460
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (b)	367	368
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (b)	4,000	3,963
Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (b)	763	743
Series 2021-3FP, Class B, 1.01%, 11/20/2028 ‡ (b)	2,383	2,316
Series 2022-1FP, Class C, 2.51%, 3/19/2029 ‡ (b)	1,083	1,032
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class D, 4.52%, 2/17/2026 (b)	630	630
Series 2019-4A, Class D, 4.09%, 8/17/2026 (b)	1,150	1,131
Series 2021-3A, Class D, 1.48%, 7/15/2027 (b)	1,075	980
Series 2020-4A, Class E, 3.51%, 10/15/2027 (b)	650	625
Series 2021-1A, Class E, 3.14%, 1/18/2028 (b)	2,700	2,516
Series 2021-3A, Class E, 3.20%, 10/16/2028 (b)	1,130	1,028
Series 2021-4A, Class E, 4.43%, 10/16/2028 (b)	990	923
GLS Auto Receivables Trust
Series 2018-2A, Class D, 5.46%, 3/17/2025 (b)	1,470	1,486
Series 2021-2A, Class C, 1.08%, 6/15/2026 (b)	1,812	1,722
Series 2021-2A, Class E, 2.87%, 5/15/2028 (b)	1,100	1,005
Hertz Vehicle Financing III LLC Series 2022-3A, Class B, 3.86%, 3/25/2025 (b)	2,700	2,678
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (b)	2,000	1,802

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class B, 2.12%, 12/27/2027 (b)	1,393	1,248
Series 2021-2A, Class C, 2.52%, 12/27/2027 (b)	1,726	1,503
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	208	218
Series 2019-1, Class A, 2.95%, 5/15/2028	160	141
Series 2020-1, Class B, 7.75%, 11/15/2028	134	143
KREF Ltd. Series 2021-FL2, Class A, 1.96%, 2/15/2039 (b) (d)	2,335	2,276
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (b)	1,176	1,142
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (b)	2,800	2,645
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (b)	1,500	1,390
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (b)	1,396	1,354
Lendmark Funding Trust
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡ (b)	2,090	2,048
Series 2021-1A, Class A, 1.90%, 11/20/2031 (b)	270	242
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	139	119
LL ABS Trust
Series 2019-1A, Class C, 5.07%, 3/15/2027 ‡ (b)	2,064	2,065
Series 2020-1A, Class C, 6.54%, 1/17/2028 ‡ (b)	1,000	1,003
Series 2021-1A, Class C, 3.54%, 5/15/2029 ‡ (b)	500	461
Magnetite Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 1.84%, 1/15/2028 (b) (d)	501	494
Marlette Funding Trust
Series 2021-2A, Class B, 1.06%, 9/15/2031 ‡ (b)	840	811
Series 2021-2A, Class C, 1.50%, 9/15/2031 ‡ (b)	500	469
Series 2021-2A, Class D, 2.16%, 9/15/2031 ‡ (b)	300	276
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (b)	1,839	1,879
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 1.86%, 1/25/2034 (d)	61	60
Series 2004-NC7, Class M3, 1.98%, 7/25/2034 ‡ (d)	75	72
Series 2004-HE7, Class M2, 1.95%, 8/25/2034 ‡ (d)	45	43
Series 2004-HE7, Class M3, 2.03%, 8/25/2034 ‡ (d)	42	40
Series 2004-HE8, Class M2, 2.03%, 9/25/2034 ‡ (d)	95	92
Series 2005-NC1, Class M3, 1.77%, 1/25/2035 ‡ (d)	347	327
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 ‡ (b)	1,483	1,365
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 1.94%, 8/25/2034 ‡ (d)	36	35
Series 2004-4, Class M2, 1.80%, 2/25/2035 ‡ (d)	180	175
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,277	1,192
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,293	1,190
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	1,589	1,492
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (b)	5,350	5,109
Series 2021-1A, Class B, 2.28%, 5/17/2027 ‡ (b)	2,480	2,324
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (b)	860	857
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (b)	3,517	3,111
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,538	2,370

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡ (b)	1,311	1,234
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	2,300	2,145
Option One Mortgage Loan Trust Series 2004-3, Class M3, 1.98%, 11/25/2034 ‡ (d)	22	21
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 ‡ (b)	898	859
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	1,865	1,823
Series 2021-3, Class B, 1.74%, 5/15/2029 (b)	1,660	1,556
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2021-4A, Class C, 3.64%, 10/15/2029 ‡ (b) (d)	1,606	1,506
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 3.36%, 4/25/2023 (b) (d)	1,210	1,197
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (b) (h)	1,466	1,374
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (b) (h)	832	764
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 ‡ (b) (h)	2,500	2,342
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (b) (d)	2,500	2,420
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (b)	3,265	2,902
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 ‡ (h)	96	96
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (h)	1,394	1,286
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	396	384
Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (b)	1,500	1,381
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.35%, 7/15/2027	1,720	1,637
Series 2022-2, Class B, 3.44%, 9/15/2027	1,890	1,865
Series 2022-2, Class C, 3.76%, 7/16/2029	3,200	3,116
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025 (b)	166	166
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (b)	820	794
Series 2019-A, Class C, 3.00%, 1/26/2032 (b)	2,936	2,844
Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	2,910	2,817
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (b)	2,529	2,354
SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027 (b)	970	972
Stratus CLO Ltd. (Cayman Islands) Series 2021-3A, Class E, 6.81%, 12/29/2029 ‡ (b) (d)	410	378
Structured Asset Investment Loan Trust
Series 2004-7, Class M1, 2.06%, 8/25/2034 ‡ (d)	68	68
Series 2004-8, Class M2, 1.94%, 9/25/2034 ‡ (d)	208	204
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 1.64%, 5/25/2035 ‡ (d)	119	115
Tesla Auto Lease Trust
Series 2019-A, Class E, 5.48%, 5/22/2023 (b)	1,520	1,529
Series 2020-A, Class E, 4.64%, 8/20/2024 (b)	2,450	2,437
Series 2021-A, Class D, 1.34%, 3/20/2025 (b)	1,025	968
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	731	718
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (b)	500	481
Series 2021-1A, Class F, 5.08%, 5/15/2028 (b)	500	476
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	939	901
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (b)	1,394	1,325

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (b)	539	516
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (b)	426	402
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (b)	1,945	1,811
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (b)	3,227	3,148
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (b)	1,103	1,066
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030 ‡ (b)	1,050	1,033
Series 2021-1, Class C, 4.06%, 3/20/2031 ‡ (b)	750	701
Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (b)	1,030	961
Series 2021-3, Class C, 3.28%, 7/20/2031 ‡ (b)	1,200	1,109
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡ (b)	2,584	2,356
Series 2021-5, Class A, 1.31%, 11/20/2031 (b)	2,336	2,264
Series 2021-5, Class C, 4.15%, 11/20/2031 ‡ (b)	3,276	2,991
Series 2022-2, Class B, 6.10%, 5/20/2032 (b)	2,100	2,077
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	291	289
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	311	301
Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	2,768	2,602
Westlake Automobile Receivables Trust
Series 2020-3A, Class E, 3.34%, 6/15/2026 (b)	120	117
Series 2021-2A, Class D, 1.23%, 12/15/2026 (b)	660	620
Series 2022-1A, Class D, 3.49%, 3/15/2027 (b)	1,676	1,617
Series 2021-3A, Class E, 3.42%, 4/15/2027 (b)	8,250	7,688
Series 2021-2A, Class F, 3.66%, 12/15/2027 (b)	1,700	1,565
Total Asset-Backed Securities (Cost $265,353)		253,883
Commercial Mortgage-Backed Securities — 8.7%
A10 Revolving Asset Financing I LLC 6.34%, 1/9/2020 ‡ (b) (d)	6,000	6,000
AREIT Trust (Cayman Islands) Series 2022-CRE6, Class D, 3.32%, 12/17/2024 ‡ (b) (d)	425	417
BANK
Series 2018-BN13, Class C, 4.57%, 8/15/2061 ‡ (d)	509	459
Series 2019-BN20, Class XA, IO, 0.83%, 9/15/2062 (d)	4,108	196
Series 2019-BN20, Class C, 3.65%, 9/15/2062 ‡ (d)	708	625
Series 2020-BN25, Class XA, IO, 0.88%, 1/15/2063 (d)	13,163	698
Series 2021-BN34, Class XA, IO, 0.98%, 6/15/2063 (d)	16,135	1,028
Series 2021-BN33, Class XA, IO, 1.06%, 5/15/2064 (d)	14,372	964
Series 2021-BN35, Class XB, IO, 0.59%, 6/15/2064 (d)	17,700	806
Series 2021-BN35, Class XA, IO, 1.05%, 6/15/2064 (d)	11,860	799
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,697
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (d)	1,960	1,838
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (d)	1,679	1,514
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,451
BHMS Series 2018-ATLS, Class A, 2.12%, 7/15/2035 (b) (d)	2,675	2,602
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 2.12%, 6/15/2035 ‡ (b) (d)	1,200	1,146
BX Commercial Mortgage Trust Series 2021-VINO, Class A, 1.53%, 5/15/2038 (b) (d)	2,480	2,381
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025 ‡ (b)	4,000	3,682

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.39%, 11/15/2050 ‡ (d)	152	142
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 ‡ (d)	95	85
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (b)	2,765	2,391
Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,363
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡ (b) (d)	2,210	2,040
Series 2015-CR26, Class D, 3.44%, 10/10/2048 ‡ (d)	200	176
Series 2015-PC1, Class C, 4.30%, 7/10/2050 ‡ (d)	1,046	1,009
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	18	19
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 2.10%, 5/15/2036 ‡ (b) (d)	3,800	3,724
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M2, 3.93%, 7/25/2041 (b) (d)	1,260	1,080
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.28%, 7/25/2023 (d)	40,603	113
Series K729, Class X1, IO, 0.34%, 10/25/2024 (d)	19,501	128
Series K739, Class X1, IO, 1.22%, 9/25/2027 (d)	18,389	934
Series K742, Class X1, IO, 0.78%, 3/25/2028 (d)	4,998	166
Series K127, Class X1, IO, 0.33%, 1/25/2031 (d)	65,935	1,495
Series K125, Class X1, IO, 0.58%, 1/25/2031 (d)	18,357	744
Series K128, Class X1, IO, 0.52%, 3/25/2031 (d)	13,915	505
Series K129, Class X1, IO, 1.05%, 5/25/2031 (d)	18,290	1,322
Series K131, Class X3, IO, 2.95%, 9/25/2031 (d)	767	157
Series K723, Class X3, IO, 1.91%, 10/25/2034 (d)	9,269	229
Series K041, Class X3, IO, 1.64%, 11/25/2042 (d)	13,061	445
Series K047, Class X3, IO, 1.49%, 6/25/2043 (d)	18,000	685
Series K726, Class X3, IO, 2.14%, 7/25/2044 (d)	3,760	147
Series K067, Class X3, IO, 2.11%, 9/25/2044 (d)	15,993	1,468
Series K068, Class X3, IO, 2.06%, 10/25/2044 (d)	4,540	410
Series K070, Class X3, IO, 2.04%, 12/25/2044 (d)	2,152	201
Series K730, Class X3, IO, 2.03%, 2/25/2045 (d)	13,820	637
Series K072, Class X3, IO, 2.14%, 12/25/2045 (d)	3,940	389
Series K088, Class X3, IO, 2.35%, 2/25/2047 (d)	7,310	945
Series K737, Class X3, IO, 1.77%, 1/25/2048 (d)	3,150	211
Series K121, Class X3, IO, 2.77%, 11/25/2048 (d)	5,100	929
Series K127, Class X3, IO, 2.65%, 3/25/2049 (d)	5,100	902
FNMA ACES Series 2019-M1, Class A2, 3.55%, 9/25/2028 (d)	1,200	1,221
FREMF Series 2018-KF46, Class B, 2.75%, 3/25/2028 (b) (d)	1,066	1,035
FREMF Mortgage Trust
Series 2017-KF29, Class B, 4.35%, 2/25/2024 (b) (d)	139	139
Series 2017-KF31, Class B, 3.70%, 4/25/2024 (b) (d)	302	300
Series 2017-KF36, Class B, 3.45%, 8/25/2024 (b) (d)	493	491
Series 2017-KF35, Class B, 3.55%, 8/25/2024 (b) (d)	508	507
Series 2018-KF45, Class B, 2.75%, 3/25/2025 (b) (d)	133	130
Series 2018-KF47, Class B, 2.80%, 5/25/2025 (b) (d)	101	99
Series 2018-KF48, Class B, 2.85%, 6/25/2028 (b) (d)	480	458
Series 2017-K726, Class C, 4.00%, 7/25/2049 (b) (d)	725	718
Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (d)	880	869

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (d)	3,602	6
Series 2017-9, IO, 0.59%, 1/16/2057 (d)	4,321	166
Series 2017-23, IO, 0.62%, 5/16/2059 (d)	4,819	193
Series 2017-69, IO, 0.70%, 7/16/2059 (d)	3,666	158
Series 2019-104, IO, 1.03%, 5/16/2061 (d)	1,833	126
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (d)	9,405	581
Series 2019-155, IO, 0.49%, 7/16/2061 (d)	11,409	543
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (d)	8,739	753
Series 2020-136, IO, 1.02%, 8/16/2062 (d)	3,955	304
Series 2021-35, Class IX, IO, 1.18%, 12/16/2062	4,959	455
Series 2021-106, IO, 0.86%, 4/16/2063 (d)	21,051	1,589
Series 2021-133, IO, 0.88%, 7/16/2063 (d)	10,881	811
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (d)	7,546	725
GS Mortgage Securities Trust
Series 2015-GC34, Class C, 4.65%, 10/10/2048 ‡ (d)	539	512
Series 2015-GC30, Class C, 4.07%, 5/10/2050 ‡ (d)	190	183
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 ‡ (d)	266	250
Series 2015-C31, Class C, 4.61%, 8/15/2048 ‡ (d)	124	118
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,016	1,009
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.16%, 10/15/2050 ‡ (d)	105	97
Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,200	1,183
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.43%, 8/15/2049 ‡ (d)	276	251
Series 2016-JP4, Class C, 3.39%, 12/15/2049 ‡ (d)	152	136
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (d)	2,817	1,172
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.04%, 2/15/2047 ‡ (d)	114	114
Series 2015-C24, Class C, 4.34%, 5/15/2048 ‡ (d)	190	182
Series 2015-C23, Class D, 4.14%, 7/15/2050 ‡ (b) (d)	200	184
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.03%, 5/15/2048 ‡ (d)	147	144
Series 2019-L2, Class C, 4.97%, 3/15/2052 ‡ (d)	978	913
Series 2021-L5, Class XA, IO, 1.30%, 5/15/2054 (d)	10,779	863
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (b)	230	209
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	2,892	2,530
TPGI Trust Series 2021-DGWD, Class A, 1.57%, 6/15/2026 (b) (d)	1,575	1,508
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (d)	1,069	1,041
Series 2019-1, Class A, 3.76%, 3/25/2049 (b) (d)	510	505
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (d)	1,162	1,135
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (b) (d)	1,013	993
Series 2021-1, Class A, 1.40%, 5/25/2051 (b) (d)	3,749	3,417
Series 2021-2, Class A, 1.52%, 8/25/2051 (b) (d)	1,459	1,314
Series 2021-4, Class A, 2.52%, 12/26/2051 (b) (d)	2,638	2,520
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.10%, 10/15/2044 ‡ (b) (d)	1,299	233

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class A4, 3.53%, 12/15/2049	1,650	1,619
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (d)	316	297
Total Commercial Mortgage-Backed Securities (Cost $101,268)		91,503
Loan Assignments — 7.2% (g) (j)
Aerospace & Defense — 0.1%
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028 (k)	923	887
Auto Components — 0.4%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/10/2028	992	936
Dexko Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.72%, 10/4/2028	1,369	1,278
Dexko Global, Inc., Delayed Draw Term Loan B-1 (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/4/2028	261	243
Holley, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.58%, 11/17/2028	37	35
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 1/31/2028	687	621
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.43%, 5/11/2028	696	573
		3,686
Automobiles — 0.0% ^
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.21%, 11/17/2028	384	368
Beverages — 0.1%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 3/31/2028	1,290	1,189
Building Products — 0.1%
Griffon Corp., 1st Lien Term Loan B (3-MONTH SOFR + 2.75%), 3.77%, 1/24/2029	305	293
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.76%, 6/11/2028	793	763
		1,056
Chemicals — 0.4%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 3/31/2027	1,278	1,222
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.26%, 11/8/2028	1,200	1,158
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 1/29/2026	794	769
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.81%, 11/9/2028	1,237	1,176
		4,325
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.51%, 5/12/2028	318	301
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.26%, 10/30/2026	1,000	937
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 3.38%, 3/10/2028	1,191	1,113
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028	774	733
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026	582	566
		3,650
Construction & Engineering — 0.2%
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 6/23/2028	1,194	1,107
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 1/21/2028 (k)	777	750
		1,857
Containers & Packaging — 0.3%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.05%, 4/3/2024	887	852
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 8/4/2027	909	861

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — continued
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 9/24/2028	1,020	971
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 9/15/2028	302	288
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 9/15/2028 (k)	27	25
		2,997
Diversified Financial Services — 0.1%
Trans Union LLC, Term Loan B6 (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 12/1/2028	648	631
Diversified Telecommunication Services — 0.1%
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (3-MONTH SOFR + 3.25%), 4.05%, 11/22/2028	1,596	1,547
Electrical Equipment — 0.2%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.51%, 8/1/2025	988	943
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.55%, 3/2/2027	1,113	1,054
		1,997
Electronic Equipment, Instruments & Components — 0.2%
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 6/30/2028	993	974
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 10/20/2028	1,496	1,437
		2,411
Entertainment — 0.0% ^
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 3.18%, 1/20/2028	480	466
Food Products — 0.0% ^
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.56%, 10/10/2026	400	386
Health Care Equipment & Supplies — 0.4%
Chamberlain Group, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 11/3/2028	1,584	1,486
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 5/4/2028	1,265	1,232
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 10/23/2028	1,300	1,253
		3,971
Health Care Providers & Services — 0.5%
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 8/31/2026	952	890
ICON Luxembourg SARL, 1st Lien Term Loan B, (Luxembourg)
(ICE LIBOR USD 3 Month + 2.25%), 3.31%, 7/3/2028	546	536
(ICE LIBOR USD 3 Month + 2.25%), 3.31%, 7/3/2028	136	134
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 11/15/2028	1,500	1,448
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 11/30/2027	657	631
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 2/14/2025	990	952
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.01%, 1/8/2027	591	568
		5,159
Hotels, Restaurants & Leisure — 0.5%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 12/23/2024	1,882	1,843
IRB Holding Corp., 1st Lien Term Loan B (3-MONTH SOFR + 3.00%), 3.92%, 12/15/2027	988	944
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (k)	1,160	1,122
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 8/3/2028	1,197	1,131
		5,040
Household Durables — 0.1%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028	794	638

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Household Durables — continued
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 6/29/2028	863	777
Traeger Grills, Delayed Draw Term Loan (3-MONTH UNFND + 3.25%), 4.24%, 6/29/2028 (k)	29	26
		1,441
Internet & Direct Marketing Retail — 0.2%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.58%, 10/10/2025	1,456	1,386
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.76%, 9/25/2026	297	254
		1,640
IT Services — 0.2%
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 12/6/2027	1,372	1,288
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 9/13/2024	1,306	1,259
		2,547
Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 12/16/2024	800	761
Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.99%, 8/30/2026	689	663
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.31%, 11/8/2027	1,648	1,604
		2,267
Machinery — 0.2%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.52%, 10/8/2027	1,241	1,192
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH SOFR + 4.50%), 5.63%, 4/5/2029	350	328
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.31%, 3/17/2027	682	662
		2,182
Media — 0.2%
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.74%, 8/21/2026	99	90
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.06%, 8/2/2027	764	738
Gray Television, Inc., 1st Lien Term Loan D (ICE LIBOR USD 1 Month + 3.00%), 3.80%, 12/1/2028	1,088	1,056
		1,884
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 3.05%, 11/1/2026	237	230
Paper & Forest Products — 0.0% ^
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 2.81%, 9/7/2027	394	382
Personal Products — 0.3%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 5/17/2028	1,742	1,590
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/1/2026	1,215	1,163
		2,753
Pharmaceuticals — 0.0% ^
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.56%, 5/5/2028	430	420

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Professional Services — 0.1%
Nielsen Holdings plc, Term Loan B-3 (ICE LIBOR USD 1 Month + 3.75%), 4.51%, 3/6/2028	693	671
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.27%, 2/6/2026	99	95
		766
Road & Rail — 0.3%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028	1,093	1,027
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028	404	380
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 3.01%, 12/30/2026	387	378
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.01%, 6/30/2028	835	803
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 4.01%, 6/30/2028	159	153
		2,741
Semiconductors & Semiconductor Equipment — 0.2%
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.35%), 4.12%, 2/1/2029 (k)	1,565	1,499
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 6.34%, 2/1/2030	150	141
		1,640
Software — 0.5%
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 10/30/2026	1,191	1,150
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 12/1/2027	1,541	1,494
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.76%, 8/31/2028	798	764
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.81%, 3/24/2028	710	691
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.21%, 5/4/2026	1,515	1,458
		5,557
Specialty Retail — 0.6%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (3-MONTH PRIME + 3.75%), 4.78%, 10/19/2027	789	752
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.56%, 12/18/2026 (l)	1,754	1,687
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.02%, 3/9/2028	1,139	1,094
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.26%, 3/3/2028	682	648
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.22%, 12/28/2027	1,203	1,104
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.56%, 12/22/2025	788	689
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023	742	536
SRS Distribution, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/2/2028	153	145
		6,655
Technology Hardware, Storage & Peripherals — 0.1%
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 4.25%), 5.47%, 2/1/2029	600	553
Total Loan Assignments (Cost $79,846)		76,042
Collateralized Mortgage Obligations — 6.8%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	11	11
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	112	111
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	177	167
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	401	378
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	810	717
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 1.20%, 12/25/2046 (d)	959	822

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (b) (d)	1,574	1,552
Series 2020-1, Class A1, 2.47%, 12/25/2059 (b) (d)	296	289
Series 2021-3, Class A1, 1.07%, 5/25/2066 (b) (d)	3,635	3,295
Series 2021-3, Class A2, 1.31%, 5/25/2066 (b) (d)	2,727	2,468
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049 (b) (d)	114	114
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	33	27
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.61%, 2/20/2036 (d)	189	185
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.63%, 2/25/2034 (d)	110	109
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 3.76%, 5/25/2023 (b) (d)	1,670	1,654
Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (b) (d)	1,811	1,695
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	261	163
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (d)	2,426	2,313
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (d)	834	829
FHLMC STACR Trust Series 2018-HQA2, Class M2, 3.31%, 10/25/2048 (b) (d)	550	545
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	2,038	91
Series 4086, Class AI, IO, 3.50%, 7/15/2027	763	40
Series 4120, Class UI, IO, 3.00%, 10/15/2027	659	27
Series 4216, Class MI, IO, 3.00%, 6/15/2028	343	20
Series 4178, Class BI, IO, 3.00%, 3/15/2033	794	73
Series 2936, Class AS, IF, IO, 5.23%, 2/15/2035 (d)	206	19
Series 4018, Class HI, IO, 4.50%, 3/15/2041	1,453	123
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	642	99
Series 4173, Class I, IO, 4.00%, 3/15/2043	2,259	396
Series 4305, Class SK, IF, IO, 5.73%, 2/15/2044 (d)	934	154
Series 4612, Class QI, IO, 3.50%, 5/15/2044	3,331	488
Series 4372, Class SY, IF, IO, 5.23%, 8/15/2044 (d)	3,085	432
Series 4687, Class SG, IF, IO, 5.28%, 1/15/2047 (d)	2,996	502
Series 4654, Class SK, IF, IO, 5.13%, 2/15/2047 (d)	4,500	695
Series 4681, Class SD, IF, IO, 5.28%, 5/15/2047 (d)	6,863	1,136
Series 4707, Class SA, IF, IO, 5.28%, 8/15/2047 (d)	5,063	815
Series 4983, Class SY, IF, IO, 5.09%, 5/25/2050 (d)	7,114	1,133
Series 5023, Class MI, IO, 3.00%, 10/25/2050	4,545	823
FNMA, Connecticut Avenue Securities Series 2018-C06, Class 2M2, 3.11%, 3/25/2031 (d)	245	240
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	923	46
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,577	90
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	953	45
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	88	1
Series 2003-130, Class NS, IF, IO, 5.99%, 1/25/2034 (d)	479	54
Series 2005-67, Class SI, IF, IO, 5.69%, 8/25/2035 (d)	328	25
Series 2005-69, Class AS, IF, IO, 5.69%, 8/25/2035 (d)	98	13
Series 2006-24, Class QS, IF, IO, 6.19%, 4/25/2036 (d)	337	36
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	422	4
Series 2010-68, Class SJ, IF, IO, 5.54%, 7/25/2040 (d)	315	40
Series 2016-30, Class SA, IF, IO, 4.99%, 5/25/2046 (d)	4,044	656

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-39, Class LS, IF, IO, 4.99%, 7/25/2046 (d)	2,881	507
Series 2016-74, Class GS, IF, IO, 4.99%, 10/25/2046 (d)	1,343	219
Series 2016-75, Class SC, IF, IO, 5.09%, 10/25/2046 (d)	2,921	325
Series 2017-6, Class SB, IF, IO, 5.04%, 2/25/2047 (d)	1,730	253
Series 2017-47, Class ST, IF, IO, 5.09%, 6/25/2047 (d)	4,713	776
Series 2019-42, Class SK, IF, IO, 5.04%, 8/25/2049 (d)	959	145
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (b) (d)	721	705
GCAT Trust
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (b) (h)	449	442
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (b) (d)	3,069	2,819
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (b) (d)	2,158	1,931
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	702
Series 2014-181, Class SL, IF, IO, 4.67%, 12/20/2044 (d)	1,939	271
Series 2015-110, Class MS, IF, IO, 4.78%, 8/20/2045 (d)	637	82
Series 2017-134, Class SD, IF, IO, 5.27%, 9/20/2047 (d)	1,755	251
Series 2019-115, Class SD, IF, IO, 5.17%, 9/20/2049 (d)	578	73
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	17,029	2,254
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	5,784	913
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	6,200	969
Series 2021-117, Class ES, IF, IO, 5.37%, 7/20/2051 (d)	7,042	1,146
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (d)	1,490	38
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	512	436
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 1.53%, 6/25/2035 (d)	654	553
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	315	202
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	248	174
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	944	933
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.35%, 9/25/2034 (d)	197	204
Series 2004-9, Class 1A, 5.33%, 11/25/2034 (d)	84	86
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (d)	1,680	1,607
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (b) (d)	691	661
PNMAC GMSR ISSUER TRUST Series 2018-GT2, Class A, 3.66%, 8/25/2025 (b) (d)	2,280	2,251
PRPM LLC
Series 2021-5, Class A2, 3.72%, 6/25/2026 (b) (h)	3,500	3,254
Series 2021-6, Class A1, 1.79%, 7/25/2026 (b) (h)	2,632	2,477
Series 2021-6, Class A2, 3.47%, 7/25/2026 (b) (h)	275	255
Series 2021-7, Class A1, 1.87%, 8/25/2026 (b) (h)	2,598	2,434
Series 2021-7, Class A2, 3.67%, 8/25/2026 (b) (h)	738	676
Series 2021-11, Class A2, 4.58%, 11/25/2026 (b) (h)	2,400	2,233
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (b) (d)	1,282	1,178
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	26	23
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	226	163
SART Series 2017-1, 4.75%, 7/15/2024	882	881
Sequoia Mortgage Trust Series 2003-8, Class A1, 1.57%, 1/20/2034 (d)	258	252
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.61%, 9/27/2049 (b) (d)	56	56

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-1, Class A1, 2.27%, 2/25/2050 (b) (d)	119	118
TDA CAM 4 FTA (Spain) Series 4, Class A, 0.00%, 6/26/2039 (a) (d)	362	384
Verus Securitization Trust
Series 2019-4, Class A1, 2.64%, 11/25/2059 (b) (h)	721	719
Series 2019-INV3, Class A1, 2.69%, 11/25/2059 (b) (d)	1,839	1,814
Series 2020-1, Class A1, 2.42%, 1/25/2060 (b) (h)	174	171
Series 2021-6, Class A1, 1.63%, 10/25/2066 (b) (d)	2,839	2,572
Series 2022-4, Class A1, 4.47%, 4/25/2067 (b) (h)	422	422
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (d)	3,700	3,684
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	89	86
Total Collateralized Mortgage Obligations (Cost $76,555)		71,541
Foreign Government Securities — 6.5%
Arab Republic of Egypt
7.30%, 9/30/2033 (b)	470	364
8.70%, 3/1/2049 (a)	830	608
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	900	929
4.88%, 9/23/2032 (b)	1,470	1,266
5.30%, 1/21/2041 (b)	790	621
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/2024 (a)	940	581
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,500	1,271
7.38%, 9/28/2033 (b)	527	412
7.63%, 11/28/2047 (a)	1,090	782
Hungary Government Bond
2.13%, 9/22/2031 (b)	367	296
3.13%, 9/21/2051 (b)	1,789	1,211
Italian Republic Government Bond, 0.88%, 5/6/2024	1,888	1,801
Jamaica Government Bond, 8.00%, 3/15/2039	870	1,039
Lebanese Republic, 6.38%, 3/9/2020 (i)	1,280	112
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN137,240	6,596
8.50%, 11/18/2038	MXN 97,000	4,831
Notas do Tesouro Nacional, 6.00%, 5/15/2035 (d)	BRL 4,200	3,591
Oriental Republic of Uruguay, 5.10%, 6/18/2050	136	145
People's Republic of China
2.89%, 11/18/2031	21,060	3,164
2.75%, 2/17/2032	11,950	1,783
Republic of Angola
8.00%, 11/26/2029 (a)	530	494
8.75%, 4/14/2032 (b)	781	740
9.13%, 11/26/2049 (a)	560	490
Republic of Colombia
3.13%, 4/15/2031	1,000	813
5.20%, 5/15/2049	645	510
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	1,190	1,150

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.88%, 10/17/2040 (b)	1,880	1,655
Republic of Indonesia, 7.50%, 4/15/2040	32,988,000	2,240
Republic of Iraq, 5.80%, 1/15/2028 (a)	1,402	1,331
Republic of Kenya
6.88%, 6/24/2024 (a)	1,370	1,276
6.30%, 1/23/2034 (b)	2,002	1,552
8.25%, 2/28/2048 (a)	480	373
Republic of North Macedonia, 2.75%, 1/18/2025 (a)	EUR 1,110	1,109
Republic of Paraguay
5.00%, 4/15/2026 (a)	446	450
4.95%, 4/28/2031 (b)	1,160	1,128
3.85%, 6/28/2033 (b)	208	183
5.60%, 3/13/2048 (a)	820	713
5.40%, 3/30/2050 (b)	470	401
Republic of Senegal, 6.25%, 5/23/2033 (a)	1,680	1,457
Republic of Serbia
1.50%, 6/26/2029 (b)	1,600	1,337
2.13%, 12/1/2030 (b)	1,010	776
Republic of South Africa
7.00%, 2/28/2031	ZAR120,223	6,307
8.88%, 2/28/2035	ZAR 49,123	2,748
5.00%, 10/12/2046	2,260	1,699
5.75%, 9/30/2049	390	314
Romania Government Bond, 4.63%, 4/3/2049 (b)	EUR 997	913
Ukraine Government Bond
7.75%, 9/1/2023 (a)	599	261
7.75%, 9/1/2024 (a)	1,880	736
7.38%, 9/25/2032 (a)	1,050	380
United Arab Emirates Government Bond, 4.00%, 7/28/2050 (b)	1,180	835
United Mexican States
3.77%, 5/24/2061	1,378	991
3.75%, 4/19/2071	1,815	1,284
Total Foreign Government Securities (Cost $79,921)		68,049
Convertible Bonds — 4.4%
Airlines — 0.2%
JetBlue Airways Corp. 0.50%, 4/1/2026	692	547
Southwest Airlines Co. 1.25%, 5/1/2025	815	1,113
		1,660
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	995	1,037
Electronic Equipment, Instruments & Components — 0.2%
II-VI, Inc. 0.25%, 9/1/2022	1,020	1,354
Itron, Inc. Zero Coupon, 3/15/2026	939	763
		2,117

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Entertainment — 0.1%
Sea Ltd. (Singapore) 2.38%, 12/1/2025	730	885
Equity Real Estate Investment Trusts (REITs) — 0.2%
Kite Realty Group LP 0.75%, 4/1/2027 (b)	688	679
Pebblebrook Hotel Trust 1.75%, 12/15/2026	1,265	1,350
Summit Hotel Properties, Inc. 1.50%, 2/15/2026	351	329
		2,358
Health Care Equipment & Supplies — 0.1%
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	970	1,000
Health Care Providers & Services — 0.0% ^
PetIQ, Inc. 4.00%, 6/1/2026	170	165
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc. Zero Coupon, 3/15/2026	2,300	2,031
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	1,223	992
Huazhu Group Ltd. (China) 0.38%, 11/1/2022	760	747
Vail Resorts, Inc. Zero Coupon, 1/1/2026	686	636
		4,406
Interactive Media & Services — 0.3%
Eventbrite, Inc. 0.75%, 9/15/2026	670	543
Snap, Inc.
0.75%, 8/1/2026	295	294
Zero Coupon, 5/01/2027	479	351
0.13%, 3/1/2028 (b)	500	365
TripAdvisor, Inc. 0.25%, 4/1/2026	1,224	970
Twitter, Inc. Zero Coupon, 3/15/2026	335	302
		2,825
IT Services — 0.4%
BigCommerce Holdings, Inc. 0.25%, 10/1/2026 (b)	2,170	1,594
Block, Inc.
0.13%, 3/1/2025	340	364
Zero Coupon, 5/1/2026	927	766
0.25%, 11/1/2027	300	239
GDS Holdings Ltd. (China) 2.00%, 6/1/2025	1,010	963
		3,926
Leisure Products — 0.1%
Callaway Golf Co. 2.75%, 5/1/2026	455	648
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,510	1,506
Metals & Mining — 0.2%
Allegheny Technologies, Inc. 3.50%, 6/15/2025	1,100	2,091
Road & Rail — 0.1%
Lyft, Inc. 1.50%, 5/15/2025	1,540	1,408
Semiconductors & Semiconductor Equipment — 0.7%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (a)	600	509

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Microchip Technology, Inc. 1.63%, 2/15/2027	810	1,673
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,932	2,538
Silicon Laboratories, Inc. 0.63%, 6/15/2025	1,186	1,611
Wolfspeed, Inc. 0.25%, 2/15/2028 (b)	609	543
		6,874
Software — 1.2%
8x8, Inc. 0.50%, 2/1/2024	840	727
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	1,465	1,215
Bentley Systems, Inc. 0.13%, 1/15/2026	1,065	933
Box, Inc. Zero Coupon, 1/15/2026	1,142	1,344
Confluent, Inc. Zero Coupon, 1/15/2027 (b)	148	110
Dropbox, Inc. Zero Coupon, 3/1/2028	2,198	1,912
Envestnet, Inc.
1.75%, 6/1/2023	995	1,092
0.75%, 8/15/2025 (b)	210	195
Everbridge, Inc. Zero Coupon, 3/15/2026	1,344	1,152
Nice Ltd. (Israel) Zero Coupon, 9/15/2025	1,744	1,738
Palo Alto Networks, Inc. 0.38%, 6/1/2025	1,105	1,922
RingCentral, Inc. Zero Coupon, 3/1/2025	645	551
		12,891
Specialty Retail — 0.0% ^
Guess?, Inc. 2.00%, 4/15/2024	395	417
Total Convertible Bonds (Cost $48,935)		46,214
Supranational — 0.3%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (a)	1,130	1,034
European Union (Supranational) 0.10%, 10/4/2040 (a)	EUR 2,990	2,277
Total Supranational (Cost $4,562)		3,311
	SHARES (000)
Convertible Preferred Stocks — 0.2%
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ *(Cost $226)	1	1,877
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.1%
FNMA, Other Pool # BF0263 3.50%, 5/1/2058(Cost $1,350)	1,264	1,261

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.1%
Media — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *(Cost $—)	14	643
	SHARES (000)
Common Stocks — 0.1%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	6	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	149
Professional Services — 0.0% ^
NMG, Inc. *	—	42
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ *	1	342
Total Common Stocks (Cost $1,104)		533
Preferred Stocks — 0.0% ^
Banks — 0.0% ^
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (m)	4	74
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	7	—
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	298	327
Total Preferred Stocks (Cost $393)		401
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *(Cost $—)	42	53
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
Foreign Exchange Currency Options — 0.0% ^Foreign Exchange Currency Options — continued
Foreign Exchange USD / THB
6/3/2022 at USD 33.10, Vanilla, European Style
Notional Amount: USD 5,857
Counterparty: Citibank, NA	5,857,364	—
6/3/2022 at USD 32.00, Vanilla, European Style

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — continued
Put Options Purchased — continued
Foreign Exchange Currency Options — continued
Notional Amount: USD 5,857
Counterparty: Citibank, NA	5,857,364	—
Total Put Options Purchased (Cost $117)		—
Total Options Purchased (Cost $117)		—
	SHARES (000)
Short Term Investments — 6.1%
Investment Companies — 6.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (n) (o) (Cost $63,942)	63,931	63,950
Total Investments — 98.7% (Cost $1,130,291)		1,037,727
Other Assets Less Liabilities — 1.3%		14,021
NET ASSETS — 100.0%		1,051,748

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
THB	Thai Baht
UNFND	Unfunded
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(i)	Defaulted security.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of May 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of reporting date (e.g. March 31, 2021.)
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	28	06/08/2022	EUR	3,802	(165)
Euro-Bund	36	06/08/2022	EUR	5,860	(216)
Euro-Schatz	5	06/08/2022	EUR	591	(3)
Australia 10 Year Bond	378	06/15/2022	AUD	33,154	(728)
U.S. Treasury 10 Year Note	20	09/21/2022	USD	2,388	(10)
					(1,122)
Short Contracts
Euro-Bund	(8)	06/08/2022	EUR	(1,302)	130
Euro-Buxl	(27)	06/08/2022	EUR	(4,704)	1,160
Japan 10 Year Bond	(31)	06/13/2022	JPY	(36,027)	(110)
Long Gilt	(4)	09/28/2022	GBP	(585)	13
U.S. Treasury 2 Year Note	(1,462)	09/30/2022	USD	(308,607)	(698)
U.S. Treasury 5 Year Note	(507)	09/30/2022	USD	(57,263)	(175)
U.S. Treasury 10 Year Note	(1,129)	09/21/2022	USD	(134,810)	817
U.S. Treasury 10 Year Ultra Note	(672)	09/21/2022	USD	(86,278)	(68)
U.S. Treasury Long Bond	(24)	09/21/2022	USD	(3,344)	1
U.S. Treasury Ultra Bond	(193)	09/21/2022	USD	(30,000)	572
					1,642
					520

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
EUR	1,692	USD	1,784	Barclays Bank plc	6/3/2022	33
EUR	69,829	USD	74,867	BNP Paribas	6/3/2022	100
EUR	2,157	USD	2,276	Royal Bank of Canada	6/3/2022	40
AUD	1,519	USD	1,066	Merrill Lynch International	6/22/2022	25
AUD	700	USD	495	Royal Bank of Canada	6/22/2022	7
BRL	11,011	USD	2,120	Citibank, NA**	6/22/2022	183
CLP	3,078,098	USD	3,539	Barclays Bank plc**	6/22/2022	184
COP	5,113,856	USD	1,309	Barclays Bank plc**	6/22/2022	44
COP	5,357,307	USD	1,304	BNP Paribas**	6/22/2022	114
CZK	31,040	EUR	1,231	Citibank, NA	6/22/2022	21
CZK	31,040	EUR	1,230	Goldman Sachs International	6/22/2022	22
EUR	612	CNY	4,374	Barclays Bank plc**	6/22/2022	1
EUR	2,490	CNY	17,813	Goldman Sachs International**	6/22/2022	4
EUR	346	USD	371	BNP Paribas	6/22/2022	—(a)
GBP	249	USD	311	BNP Paribas	6/22/2022	2
GBP	486	USD	593	Citibank, NA	6/22/2022	20
IDR	87,971,896	USD	5,999	Barclays Bank plc**	6/22/2022	52
IDR	19,223,274	USD	1,312	BNP Paribas**	6/22/2022	10
IDR	62,755,541	USD	4,299	Goldman Sachs International**	6/22/2022	18
IDR	57,139,923	USD	3,917	Standard Chartered Bank**	6/22/2022	13
KRW	1,684,042	USD	1,315	Citibank, NA**	6/22/2022	40
MYR	3,468	USD	790	BNP Paribas**	6/22/2022	1
MYR	3,467	USD	791	Standard Chartered Bank**	6/22/2022	1
PLN	5,772	EUR	1,229	BNP Paribas	6/22/2022	28
PLN	17,590	EUR	3,719	Merrill Lynch International	6/22/2022	112
PLN	12,054	USD	2,666	Goldman Sachs International	6/22/2022	149
SGD	3,645	USD	2,609	Barclays Bank plc	6/22/2022	51
THB	45,368	USD	1,307	Goldman Sachs International	6/22/2022	20
USD	1,309	BRL	6,222	Goldman Sachs International**	6/22/2022	8
USD	2,613	INR	201,756	Citibank, NA**	6/22/2022	20
Total unrealized appreciation						1,323
EUR	338	USD	366	State Street Corp.	6/3/2022	(3)
USD	78,364	EUR	74,016	HSBC Bank, NA	6/3/2022	(1,099)
USD	6,220	GBP	4,952	Barclays Bank plc	6/6/2022	(21)
EUR	1,245	CZK	31,299	BNP Paribas	6/22/2022	(17)
EUR	3,691	CZK	92,851	Merrill Lynch International	6/22/2022	(54)
EUR	1,236	PLN	5,861	Citibank, NA	6/22/2022	(40)
EUR	1,236	PLN	5,861	Goldman Sachs International	6/22/2022	(40)
USD	1,861	AUD	2,707	BNP Paribas	6/22/2022	(83)
USD	1,589	BRL	8,191	Goldman Sachs International**	6/22/2022	(125)
USD	1,315	CLP	1,138,474	Citibank, NA**	6/22/2022	(62)
USD	4,800	CNY	32,722	Citibank, NA**	6/22/2022	(109)
USD	2,784	COP	11,524,275	Goldman Sachs International**	6/22/2022	(265)
USD	10,391	EUR	9,997	HSBC Bank, NA	6/22/2022	(354)
USD	347	GBP	281	State Street Corp.	6/22/2022	(8)
USD	2,598	IDR	38,152,977	Barclays Bank plc**	6/22/2022	(27)
USD	9,940	IDR	145,080,531	Goldman Sachs International**	6/22/2022	(39)
USD	341	JPY	43,967	State Street Corp.	6/22/2022	—(a)
USD	1,315	KRW	1,667,300	BNP Paribas**	6/22/2022	(27)
USD	18,066	MXN	368,049	Citibank, NA	6/22/2022	(557)
USD	1,577	MYR	6,935	Standard Chartered Bank**	6/22/2022	(6)
USD	2,662	PHP	140,220	Goldman Sachs International**	6/22/2022	(8)
USD	1,269	RON	6,068	Goldman Sachs International	6/22/2022	(45)
USD	483	THB	16,777	BNP Paribas	6/22/2022	(8)
USD	1,298	THB	44,439	Citibank, NA	6/22/2022	(2)
USD	6,427	ZAR	103,924	Barclays Bank plc	6/22/2022	(198)
USD	71,863	EUR	66,859	BNP Paribas	7/5/2022	(43)

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
USD	6,233	GBP	4,952	Barclays Bank plc	7/5/2022	(8)
Total unrealized depreciation						(3,248)
Net unrealized depreciation						(1,925)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2022 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SONIA annual	1.77 annual	Receive	2/15/2027	GBP 21,000	—	525
1 day MIBOR semi-annual	5.70 semi-annual	Receive	2/17/2027	INR 950,000	—	592
					—	1,117
1 day CDI at termination	11.91 at termination	Pay	1/2/2025	BRL 38,486	—	(64)
						1,053

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
GBP	British Pound
INR	Indian Rupee
MIBOR	Mumbai Interbank Offered Rate
SONIA	Sterling Overnight Index Average

(a)	Value of floating rate index at May 31, 2022 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.42%
1 day MIBOR	4.27
1 day SONIA	0.94

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Written Put Options Contracts as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Foreign Exchange USD / THB	Citibank, NA	5,857,364	USD 5,857	USD 33.10	6/03/2022	—(a)
Total Written Options Contracts (Premiums Received $158)						—(a)

Abbreviations
THB	Thai Baht
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$188,311	$65,572	$253,883
Collateralized Mortgage Obligations	—	71,541	—	71,541
Commercial Mortgage-Backed Securities	—	63,098	28,405	91,503
Common Stocks
Communications Equipment	—	—	—	—
Media	149	—	—	149
Professional Services	—	42	—	42
Specialty Retail	—	—	342	342
Total Common Stocks	149	42	342	533
Convertible Bonds	—	46,214	—	46,214
Convertible Preferred Stocks	—	—	1,877	1,877
Corporate Bonds
Aerospace & Defense	—	2,629	—	2,629
Airlines	—	2,759	—	2,759
Auto Components	—	5,950	—	5,950
Automobiles	—	4,140	—	4,140
Banks	—	65,095	—	65,095
Beverages	—	4,828	—	4,828
Biotechnology	—	2,892	—	2,892
Building Products	—	1,258	—	1,258
Capital Markets	—	36,841	—	36,841
Chemicals	—	6,182	—	6,182
Commercial Services & Supplies	—	4,189	—	4,189
Communications Equipment	—	882	—	882
Construction & Engineering	—	745	—	745
Construction Materials	—	1,836	—	1,836
Consumer Finance	—	13,543	—	13,543
Containers & Packaging	—	4,457	—	4,457
Distributors	—	110	—	110
Diversified Consumer Services	—	261	—	261
Diversified Financial Services	—	2,490	—	2,490
Diversified Telecommunication Services	—	19,778	—	19,778
Electric Utilities	—	26,884	4	26,888
Electrical Equipment	—	426	—	426
Electronic Equipment, Instruments & Components	—	1,379	—	1,379
Energy Equipment & Services	—	1,358	—	1,358
Entertainment	—	6,767	—	6,767
Equity Real Estate Investment Trusts (REITs)	—	6,092	—	6,092
Food & Staples Retailing	—	2,999	—	2,999
Food Products	—	1,812	—	1,812
Health Care Equipment & Supplies	—	697	—	697
Health Care Providers & Services	—	11,988	—	11,988
Health Care Technology	—	1,133	—	1,133
Hotels, Restaurants & Leisure	—	6,358	—	6,358
Household Durables	—	509	—	509

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Household Products	$—	$1,459	$—	$1,459
Independent Power and Renewable Electricity Producers	—	2,413	—	2,413
Industrial Conglomerates	—	1,594	—	1,594
Insurance	—	4,887	—	4,887
Interactive Media & Services	—	210	—	210
Internet & Direct Marketing Retail	—	1,058	—	1,058
IT Services	—	4,924	—	4,924
Leisure Products	—	632	—	632
Life Sciences Tools & Services	—	1,658	—	1,658
Machinery	—	1,241	—	1,241
Marine	—	151	—	151
Media	—	9,460	—	9,460
Metals & Mining	—	11,010	—	11,010
Multi-Utilities	—	2,545	—	2,545
Oil, Gas & Consumable Fuels	—	28,588	—	28,588
Paper & Forest Products	—	1,383	—	1,383
Personal Products	—	1,909	—	1,909
Pharmaceuticals	—	3,745	—	3,745
Professional Services	—	647	—	647
Real Estate Management & Development	—	2,115	—	2,115
Road & Rail	—	2,821	—	2,821
Semiconductors & Semiconductor Equipment	—	2,192	—	2,192
Software	—	4,890	—	4,890
Specialty Retail	—	3,881	—	3,881
Technology Hardware, Storage & Peripherals	—	2,459	—	2,459
Textiles, Apparel & Luxury Goods	—	188	—	188
Thrifts & Mortgage Finance	—	2,292	—	2,292
Trading Companies & Distributors	—	1,961	—	1,961
Transportation Infrastructure	—	2,587	—	2,587
Wireless Telecommunication Services	—	4,295	—	4,295
Total Corporate Bonds	—	358,462	4	358,466
Foreign Government Securities	—	68,049	—	68,049
Loan Assignments	—	76,042	—	76,042
Mortgage-Backed Securities	—	1,261	—	1,261
Options Purchased
Put Options Purchased	—	—(a)	—	—
Preferred Stocks
Banks	74	—	—	74
Internet & Direct Marketing Retail	—	—	327	327
Preferred Stocks	74	—	327	401
Rights	—	—	53	53
Supranational	—	3,311	—	3,311
Warrants	—	—	643	643
Short-Term Investments
Investment Companies	63,950	—	—	63,950
Total Investments in Securities	$64,173	$876,331	$97,223	$1,037,727

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,323	$—	$1,323
Futures Contracts	2,693	—	—	2,693
Swaps	—	1,117	—	1,117
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,248)	—	(3,248)
Futures Contracts	(2,173)	—	—	(2,173)
Options Written
Put Options Written	—	—(a)	—	—
Swaps	—	(64)	—	(64)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$520	$(872)	$—	$(352)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$72,387	$—	$(2,258)	$(9)	$—	$(2,707)	$535	$(2,376)	$65,572
Commercial Mortgage-Backed Securities	27,723	—	(1,006)	7	212	—	1,469	—	28,405
Common Stocks	341	—	—	—	—	1	—	—	342
Convertible Preferred Stocks	1,823	94	83	—	—	(123)	—	—	1,877
Corporate Bonds	4	—	—	—	—	—	—	—	4
Preferred Stocks	559	—	(232)	—	—	—	—	—	327
Rights	56	—	(3)	—	—	—	—	—	53
Warrants	307	—	336	—	—	—	—	—	643
Total	$103,200	$94	$(3,080)	$(2)	$212	$(2,829)	$2,004	$(2,376)	$97,223

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(3,082).
There were no significant transfers into or out of level 3 for the period ended May 31, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$56,987	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (20.11%)
			Constant Default Rate	0.00% - 4.20% (0.46%)
			Yield (Discount Rate of Cash Flows)	2.70% - 11.05% (6.12%)

Asset-Backed Securities	56,987
	16,900	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.74% - 8.08% (6.14%)

Commercial Mortgage-Backed Securities	16,900
	- (c)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	- (c)
	- (c)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	- (c)
Total	73,887

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $23,336. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$63,852	$187,862	$187,760	$1	$(5)	$63,950	63,931	$39	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (4) below describe the various derivatives used by the Fund.
(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund's over-the-counter (“OTC”) options are subject to master netting agreements.
The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.
(2). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.